SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Collateral for Consolidated VIEs) (Details) - USD ($)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets
Cash	$ 8,349,867	$ 8,046,950	$ 2,959,219	$ 4,407,246
Restricted cash	6,849,705	7,973,955
Accounts receivable	32,052,930	26,749,890
Inventories	5,165,142	6,681,810
Fixed assets and intangible assets, net	11,288,624	13,112,798
Total assets of consolidated VIEs	77,660,057	75,024,496	$ 63,345,378
VIE [Member]
Assets
Cash	8,305,335	7,998,320
Restricted cash	6,849,705	7,973,955
Accounts receivable	32,052,930	26,749,890
Inventories	5,165,142	6,681,810
Other current assets	13,944,101	12,449,073
Fixed assets and intangible assets, net	11,288,624	13,112,798
Total assets of consolidated VIEs	$ 77,605,837	$ 74,965,846